Guggenheim Total Return Bond Fund Expense Example - A C Inst P Shares [Member] - Guggenheim Total Return Bond Fund	Sep. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 475
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	836
Expense Example, with Redemption, 10 Years	1,379
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	255
Expense Example, with Redemption, 3 Years	497
Expense Example, with Redemption, 5 Years	863
Expense Example, with Redemption, 10 Years	1,893
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	705
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,085